Revenues and Deferred Revenue	12 Months Ended
Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Revenues and Deferred Revenue
11.
REVENUES AND DEFERRED REVENUE

For the years ended December 31, 2020, 2021 and 2022, all of the Group’s revenues were generated in the PRC, and the disaggregated revenues by types were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	1,904,957	1,636,256	1,087,413
Professional certification preparation, professional skills and interest courses	268,118	794,700	1,115,542
Subtotal Online educational courses	2,173,075	2,430,956	2,202,955
Commissions	19,985	50,465	46,271
Others	11,286	28,979	79,592
Total revenues	2,204,346	2,510,400	2,328,818
Less: VAT related surcharges	(555)	(2,583)	(5,717)
Total net revenues	2,203,791	2,507,817	2,323,101

The movements of the deferred revenue for the years ended December 31, 2021 and 2022 were as follows (1):

	As of December 31,
	2021	2022
	RMB	RMB
Beginning balance (current and non-current)	3,024,443	2,348,179
Additions	1,930,075	1,606,642
Deductions	(2,606,339)	(2,263,875)
Ending balance (current and non-current)	2,348,179	1,690,946
Deferred revenue, current	1,266,948	986,086
Deferred revenue, non-current	1,081,231	704,860

(1)
Amounts presented are inclusive of VAT (see VAT in Note 2).

Deferred revenue primarily consists of educational service fees received from customers for which the Group’s revenue recognition criteria have not been met. Deferred revenue balance will be recognized as revenue once the criteria for revenue recognition are met. The current portion of deferred revenue as of January 1, 2021 and January 1, 2022 were substantially all recognized as revenue during the years ended December 31, 2021 and 2022, respectively.

The Group’s remaining performance obligations, representing the amount of the transaction price for which service has not been provided, is substantially included in the deferred revenue account on the consolidated financial statements and the related disclosures. As of December 31, 2022, the deferred revenue balance was RMB1,690,946, of which RMB986,086 and RMB177,066 will be recognized as revenue over the next 12 and 24 months, respectively, with the remainder of RMB527,794 recognized thereafter.